Revenue from Contracts with Customers - Summary of Revenue Recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue From Contracts With Customers [Abstract]
Amounts included in contract liabilities at the beginning of the year	€ 82,607	€ 65,068	€ 40,428